Condensed Consolidating Financial Information - Condensed Consolidating Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 33,551	$ 52,056	$ 52,652
Total cash, cash equivalents, and restricted cash shown in consolidated statements of cash flows	33,854	52,419	53,433	$ 86,292
Accounts receivable, net	26,128	19,478
Unbilled receivables	44,032	37,304
Inventories, net	14,130	14,508
Prepaid expenses and other current assets	7,782	7,643
Total current assets	125,623	130,989
Deferred income tax asset	7,191	1,753
Property, plant, equipment and seismic rental equipment, net	13,041	52,153
Multi-client data library, net	73,544	89,300
Investment in subsidiaries	0	0
Goodwill	22,915	24,089	22,208
Intercompany receivables	0	0
Other assets	2,435	2,785
Total assets	244,749	301,069
Deferred income tax asset
Current maturities of long-term debt	2,228	40,024
Accounts payable	34,913	24,951
Accrued expenses	31,411	38,697
Accrued multi-client data library royalties	29,256	27,035
Deferred revenue	7,710	8,910
Total current liabilities	105,518	139,617
Long-term debt, net of current maturities	119,513	116,720
Intercompany payables	0	0
Other long-term liabilities	11,894	13,926
Total liabilities	236,925	270,263
Equity:
Common stock	140	120
Additional paid-in capital	952,626	903,247
Accumulated earnings (deficit)	(926,092)	(854,921)
Accumulated other comprehensive income (loss)	(20,442)	(18,879)
Due from ION Geophysical Corporation	0	0
Total stockholders’ equity	6,232	29,567
Noncontrolling interests	1,592	1,239
Total equity	7,824	30,806	53,398	112,040	[1]
Total liabilities and equity	244,749	301,069
Reportable Legal Entities | ION Geophysical Corporation
Current assets:
Cash and cash equivalents	13,782	39,344	23,042
Total cash, cash equivalents, and restricted cash shown in consolidated statements of cash flows	14,085	39,707	23,823	35,093
Accounts receivable, net	8	50
Unbilled receivables	0	0
Inventories, net	0	0
Prepaid expenses and other current assets	3,891	2,427
Total current assets	17,681	41,821
Deferred income tax asset	805	1,264
Property, plant, equipment and seismic rental equipment, net	489	511
Multi-client data library, net	0	0
Investment in subsidiaries	836,002	693,679
Goodwill	0	0
Intercompany receivables	0	0
Other assets	1,723	686
Total assets	856,700	737,961
Deferred income tax asset
Current maturities of long-term debt	1,159	39,774
Accounts payable	2,407	1,774
Accrued expenses	7,011	12,284
Accrued multi-client data library royalties	0	0
Deferred revenue	0	0
Total current liabilities	10,577	53,832
Long-term debt, net of current maturities	117,644	116,691
Intercompany payables	721,817	537,417
Other long-term liabilities	430	454
Total liabilities	850,468	708,394
Equity:
Common stock	140	120
Additional paid-in capital	952,626	903,247
Accumulated earnings (deficit)	(926,092)	(854,921)
Accumulated other comprehensive income (loss)	(20,442)	(18,879)
Due from ION Geophysical Corporation	0	0
Total stockholders’ equity	6,232	29,567
Noncontrolling interests	0	0
Total equity	6,232	29,567
Total liabilities and equity	856,700	737,961
Reportable Legal Entities | The Guarantors
Current assets:
Cash and cash equivalents	47	66	215
Total cash, cash equivalents, and restricted cash shown in consolidated statements of cash flows	47	66	215	3,392
Accounts receivable, net	17,349	12,496
Unbilled receivables	12,697	34,484
Inventories, net	8,721	8,686
Prepaid expenses and other current assets	1,325	4,530
Total current assets	40,139	60,262
Deferred income tax asset	6,261	336
Property, plant, equipment and seismic rental equipment, net	8,922	7,170
Multi-client data library, net	70,380	81,442
Investment in subsidiaries	247,359	321,934
Goodwill	0	0
Intercompany receivables	305,623	162,017
Other assets	643	1,811
Total assets	679,327	634,972
Deferred income tax asset
Current maturities of long-term debt	1,069	250
Accounts payable	29,602	20,982
Accrued expenses	10,036	16,957
Accrued multi-client data library royalties	29,040	26,824
Deferred revenue	6,515	7,231
Total current liabilities	76,262	72,244
Long-term debt, net of current maturities	1,869	29
Intercompany payables	0	0
Other long-term liabilities	5,698	6,084
Total liabilities	83,829	78,357
Equity:
Common stock	290,460	290,460
Additional paid-in capital	180,700	180,701
Accumulated earnings (deficit)	390,691	317,324
Accumulated other comprehensive income (loss)	4,324	4,372
Due from ION Geophysical Corporation	(270,677)	(236,242)
Total stockholders’ equity	595,498	556,615
Noncontrolling interests	0	0
Total equity	595,498	556,615
Total liabilities and equity	679,327	634,972
Reportable Legal Entities | All Other Subsidiaries
Current assets:
Cash and cash equivalents	19,722	12,646	29,395
Total cash, cash equivalents, and restricted cash shown in consolidated statements of cash flows	19,722	12,646	$ 29,395	$ 47,807
Accounts receivable, net	8,771	6,932
Unbilled receivables	31,335	2,820
Inventories, net	5,409	5,822
Prepaid expenses and other current assets	2,566	686
Total current assets	67,803	28,906
Deferred income tax asset	125	153
Property, plant, equipment and seismic rental equipment, net	3,630	44,472
Multi-client data library, net	3,164	7,858
Investment in subsidiaries	0	0
Goodwill	22,915	24,089
Intercompany receivables	66,021	60,394
Other assets	69	288
Total assets	163,727	166,160
Deferred income tax asset
Current maturities of long-term debt	0	0
Accounts payable	2,904	2,195
Accrued expenses	14,364	9,456
Accrued multi-client data library royalties	216	211
Deferred revenue	1,195	1,679
Total current liabilities	18,679	13,541
Long-term debt, net of current maturities	0	0
Intercompany payables	0	0
Other long-term liabilities	5,766	7,388
Total liabilities	24,445	20,929
Equity:
Common stock	47,776	49,394
Additional paid-in capital	203,908	202,290
Accumulated earnings (deficit)	(12,475)	(9,247)
Accumulated other comprehensive income (loss)	(22,023)	(19,681)
Due from ION Geophysical Corporation	(79,496)	(78,764)
Total stockholders’ equity	137,690	143,992
Noncontrolling interests	1,592	1,239
Total equity	139,282	145,231
Total liabilities and equity	163,727	166,160
Consolidating Adjustments
Current assets:
Cash and cash equivalents		0
Total cash, cash equivalents, and restricted cash shown in consolidated statements of cash flows	0
Accounts receivable, net	0	0
Unbilled receivables	0	0
Inventories, net	0	0
Prepaid expenses and other current assets	0	0
Total current assets	0	0
Deferred income tax asset	0	0
Property, plant, equipment and seismic rental equipment, net	0	0
Multi-client data library, net	0	0
Investment in subsidiaries	(1,083,361)	(1,015,613)
Goodwill	0	0
Intercompany receivables	(371,644)	(222,411)
Other assets	0	0
Total assets	(1,455,005)	(1,238,024)
Deferred income tax asset
Current maturities of long-term debt	0	0
Accounts payable	0	0
Accrued expenses	0	0
Accrued multi-client data library royalties	0	0
Deferred revenue	0	0
Total current liabilities	0	0
Long-term debt, net of current maturities	0	0
Intercompany payables	(721,817)	(537,417)
Other long-term liabilities	0	0
Total liabilities	(721,817)	(537,417)
Equity:
Common stock	(338,236)	(339,854)
Additional paid-in capital	(384,608)	(382,991)
Accumulated earnings (deficit)	(378,216)	(308,077)
Accumulated other comprehensive income (loss)	17,699	15,309
Due from ION Geophysical Corporation	350,173	315,006
Total stockholders’ equity	(733,188)	(700,607)
Noncontrolling interests	0	0
Total equity	(733,188)	(700,607)
Total liabilities and equity	$ (1,455,005)	$ (1,238,024)

[1]	The figures for January 1, 2016, set forth in the tables above have been retroactively adjusted to reflect the one-for-fifteen reverse stock split completed on February 4, 2016.